Submission	Feb. 12, 2025
Submission [Line Items]
Central Index Key	0001533232
Registrant Name	Brookfield Renewable Partners L.P.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES